Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
Note 10 — Property, plant and equipment, net
Property, plant and equipment, net consist of the following as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Land	$12,937	$7,616
Building and improvements	548,388	499,279
Furniture and fixtures	108,750	86,606
Machinery and equipment	133,648	114,904
Information technology	27,668	27,376
Construction in progress	22,618	67,579
Property, plant and equipment, gross	854,009	803,360
Less: Accumulated depreciation	(333,623)	(260,756)
Property, plant and equipment, net	$520,386	$542,604
Assets included in construction in progress represent projects related to both cultivation and dispensary facilities not yet completed or otherwise not ready for use.

	Years Ended
	December 31, 2025	December 31, 2024
Depreciation expense(1):
Cost of goods sold	$48,526	$49,399
Operating expenses	35,359	33,867
Total depreciation expense	$83,885	$83,266

(1) Includes depreciation expense associated with assets under failed sale-leaseback arrangements. See Note 12 — Failed sale leaseback arrangements for further detail.
Asset specific impairment
2025
As a result of ongoing efforts to optimize its cultivation and manufacturing operations, during the year ended December 31, 2025, the Company recognized an impairment loss primarily related to outdated lighting technology and other idled assets of $8.0 million.
2024
In the first quarter of 2024, the Company made the strategic decision to introduce a new line of hemp-derived THC products via an online direct-to-consumer marketplace and to repurpose its Kentucky Facility for the production of said THC products. Accordingly, the Company ceased marketing the Kentucky Facility and recognized an impairment recovery of $3.9 million during the year ended December 31, 2024.
During 2024, the Company invested in the modernization of several cultivation facilities, resulting in improved yields and a reduction in the Company’s grow canopy requirements. These improvements led to the Company’s decision to shut down operations in certain cultivation facilities, as the additional capacity was no longer required or of no further benefit to the Company. Accordingly, the Company recognized an impairment loss of $12.4 million during the year ended December 31, 2024.
In Florida, the Company anticipated passage of the November 2024 Florida ballot initiative to legalize adult use cannabis and expanded its production capacity in the state accordingly. Following the ballot initiative's failure in November 2024, the Company reassessed its cultivation capacity in Florida and concluded excess capacity existed in the wake of the failed ballot initiative. In an effort to optimize cultivation operations in Florida, the Company identified assets for closure, halted construction and idled certain assets. Accordingly, during the year ended December 31, 2024, the Company recognized an impairment loss of $43.7 million, which is inclusive of $18.9 million in connection with assets the Company had retained from a prior period failed sale and leaseback arrangement. See Note 12 — Failed sale leaseback arrangements for further detail.